SCHEDULE OF MAJOR SUBSIDIARIES AND CONSOLIDATED VARIABLE INTEREST ENTITIES (Details)	12 Months Ended
Dec. 31, 2023
Beijing Ronglian Yitong Information Technology Co., Ltd. [Member]
Palace of Incorporation	PRC
Nature of VIE	VIE
Beijing Ronglian Qimo Technology Co Ltd [Member]
Palace of Incorporation	PRC
Percentage of ownership	100.00%
Beijing Ronglian Guanghui Technology Co Ltd [Member]
Palace of Incorporation	PRC
Percentage of ownership	100.00%
Beijing Baiyi High Tech Information Technology Co Ltd [Member]
Palace of Incorporation	PRC
Percentage of ownership	100.00%
Beijing Ronglian Huitong Technology Information Co Ltd [Member]
Palace of Incorporation	PRC
Percentage of ownership	100.00%
Shenzhen Zhongtian Wangjing Technology Co Ltd [Member]
Palace of Incorporation	PRC
Percentage of ownership	100.00%
Cloopen Japan Co Ltd [Member]
Palace of Incorporation	Japan
Percentage of ownership	100.00%
Anxun Guantong Beijing Technology Co Ltd [Member]
Palace of Incorporation	PRC
Percentage of ownership	100.00%
Cloopen Limited [Member]
Palace of Incorporation	HK
Percentage of ownership	100.00%